Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-39127
Entity Registrant Name	Canaan Inc.
Entity Central Index Key	0001780652
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	28 Ayer Rajah Crescent #06-08
Entity Address, Country	SG
Entity Address, Postal Zip Code	S139959
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	KPMG Huazhen LLP
Auditor Location	Beijing, China
Auditor Firm ID	1186
ADS
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 15 Class A ordinary share
Trading Symbol	CAN
Security Exchange Name	NASDAQ
Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.00000005 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	5,281,820,043
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	311,624,444
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	28 Ayer Rajah Crescent #06-08
Entity Address, Country	SG
Entity Address, Postal Zip Code	S139959
City Area Code	+65
Local Phone Number	6305 6618
Contact Personnel Name	James Jin Cheng, Chief Financial Officer
Contact Personnel Email Address	IR@canaan-creative.com